Capital Leases	6 Months Ended
Jun. 30, 2017
Leases, Capital [Abstract]
Capital Leases
3.	Capital Leases

On December 23, 2016 one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a capital lease arrangement) of the Ardmore Seatrader. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessel of $3.0 million was repaid in full on December 20, 2016. The capital lease is scheduled to expire in 2021 and includes a mandatory purchase obligation for Ardmore to repurchase the vessel, as well as a purchase option exercisable by Ardmore.

Effective from May 30, 2017 two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a capital lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $20.1 million was repaid in full on May 30, 2017. The capital leases are scheduled to expire in 2023 and include an obligation for Ardmore to repurchase the vessels, as well as purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore have provided the purchasers with an amount of $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included as a receivable within ‘Other non-current assets, net’ in the balance sheet, with the associated capital lease liability presented gross of the $2.9 million.

	As at
	Jun. 30, 2017	Dec. 31, 2016
Current portion of capital lease obligations	3,338,766	181,047
Current portion of deferred finance fees	(157,384)	(22,019)
Non-current portion of capital lease obligations	41,301,086	9,064,702
Non-current portion of deferred finance fees	(596,883)	(93,080)
Total capital lease obligations	43,885,585	9,130,650
Amount receivable in respect of capital leases	(2,880,000)	-
Net capital lease obligations	41,005,585	9,130,650

The future minimum lease payments required under the capital lease as at June 30, 2017, were as follows:

As at
Jun. 30, 2017
2017	2,748,815
2018	6,241,500
2019	6,241,500
2020	6,258,600
2021	12,457,300
2022	4,854,500
2023	17,008,300
Total minimum lease payments	55,810,515
Less amounts representing interest and deferred finance fees	(11,924,930)
Net minimum lease payments	43,885,585
Amount receivable in respect of capital leases	(2,880,000)
Adjusted net minimum lease payments	41,005,585